Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 80,240	¥ 561,127	¥ 592,358
Restricted cash	13	91	46,735
Short-term investments	55,820	390,353	153,910
Accounts receivable	5,252	36,726	16,893
Prepayments and other current assets	6,529	45,665	48,553
Total current assets	147,854	1,033,962	858,449
Non-current assets
Long term investment	32,089	224,404	324,110
Property and equipment, net	278	1,941	3,687
Operating lease right-of-use assets	3,587	25,087	44,577
Other non-current assets	438	3,062	4,600
Total non-current assets	36,392	254,494	376,974
Total assets	184,246	1,288,456	1,235,423
Current liabilities
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB76,972 and RMB108,553 as of December 31, 2023 and 2024, respectively)	32,044	224,090	223,391
Deferred revenue (including deferred revenue of VIE without recourse to the Company of RMB51,945 and RMB56,768 as of December 31, 2023 and 2024, respectively)	8,657	60,541	56,768
Operating lease liabilities, current (including operating lease liabilities, current of VIE without recourse to the Company of RMB12,055 and RMB12,770 as of December 31, 2023 and 2024, respectively)	1,391	9,728	13,091
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB61,542 and RMB30,035 as of December 31, 2023 and 2024, respectively)	20,848	145,791	165,714
Total current liabilities	62,940	440,150	458,964
Non-current liabilities
Operating lease liabilities, non-current (including operating lease liabilities, non-current of VIE without recourse to the Company of RMB45,040 and RMB29,395 of December 31, 2023 and 2024, respectively)	1,842	12,879	29,395
Total non-current liabilities	1,842	12,879	29,395
Total liabilities	64,782	453,029	488,359
Total liabilities
SHAREHOLDERS’ EQUITY
Treasury stock	(7,835)	(54,790)
Additional paid-in capital	493,658	3,452,202	3,404,857
Accumulated other comprehensive loss	(15,124)	(105,763)	(92,139)
Accumulated deficit	(351,255)	(2,456,363)	(2,565,792)
Total shareholders' equity (deficit)	119,464	835,427	747,064
Total liabilities, mezzanine equity and shareholders' equity	184,246	1,288,456	1,235,423
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	16	113	110
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 4	¥ 28	¥ 28